SEGMENTED INFORMATION - Narrative (Details) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of operating segments [line items]
Number of operating business groups	5		5
Number of reportable segments	7		7
Revenue			$ 75,731	$ 62,752
Interest			(7,604)	(7,213)
Realized disposition gains in fair value changes or equity			2,861	1,554
Realized disposition gains related to prior periods			2,000	499
Realized disposition gains recorded directly in equity			751	1,100
Realized Disposition Gain (Loss), in Fair Value Changes			136	29
Asset management
Disclosure of operating segments [line items]
Revenue			306	246
Private Equity
Disclosure of operating segments [line items]
Revenue			46,252	37,161
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	$ 5,381	$ 3,930
Intersegment interest income and other revenues	33		42
Interest			28	8
Elimination of intersegment amounts | Asset management
Disclosure of operating segments [line items]
Revenue	4,900		4,930	3,278
Elimination of intersegment amounts | Private Equity
Disclosure of operating segments [line items]
Revenue			$ 431	$ 614
Revenue from construction contracts	$ 418	$ 610